U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202



February 13, 2004



FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


         Re:      Professionally Managed Portfolios (the "Trust")
                  File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund, Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A to be effective February 16, 2004.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5344.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett, Esq.


Enclosures